Dividends paid (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Dividends paid
Final dividend - prior year	R 28	R 6,341	R 9,295
Interim dividend - current year		1,292	4,459
Dividends paid	R 28	R 7,633	R 13,754